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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)       (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.0%
		Aerospace/Defense: 0.7%
381,186	@	TransDigm Group, Inc.	$18,986,875
			18,986,875
		Agriculture: 1.2%
1,691,538		Altria Group, Inc.	30,126,292
			30,126,292
		Apparel: 1.1%
863,637		Coach, Inc.	28,430,930
			28,430,930
		Auto Manufacturers: 0.7%
447,433	@	Navistar International Corp.	16,742,943
			16,742,943
		Auto Parts & Equipment: 1.3%
726,100	@@	Autoliv, Inc.	24,396,960
458,763	@	Goodyear Tire & Rubber Co.	7,812,734
			32,209,694
		Banks: 10.2%
2,314,800		Bank of America Corp.	39,166,416
245,700		Comerica, Inc.	7,289,919
327,900		Goldman Sachs Group, Inc.	60,448,365
1,775,960		JPMorgan Chase & Co.	77,822,566
325,758		PNC Financial Services Group, Inc.	15,828,581
2,016,600		Wells Fargo & Co.	56,827,788
			257,383,635
		Beverages: 2.8%
785,000		Coca-Cola Co.	42,154,500
481,450		PepsiCo, Inc.	28,241,857
			70,396,357
		Biotechnology: 0.6%
323,000	@	Gilead Sciences, Inc.	15,045,340
			15,045,340
		Computers: 6.7%
489,007	@	Apple, Inc.	90,647,228
738,300	@	Cognizant Technology Solutions Corp.	28,542,678
1,050,100		Hewlett-Packard Co.	49,575,221
			168,765,127
		Cosmetics/Personal Care: 3.8%
1,655,692		Procter & Gamble Co.	95,897,681
			95,897,681
		Distribution/Wholesale: 0.5%
235,158	L	Watsco, Inc.	12,677,368
			12,677,368
		Diversified Financial Services: 0.7%
208,854	@@	Deutsche Boerse AG	17,037,792
			17,037,792
		Electric: 1.7%
536,459		Entergy Corp.	42,841,616
			42,841,616
		Electronics: 2.7%
847,900		Amphenol Corp.	31,948,872
811,151	@	Thermo Electron Corp.	35,422,964
			67,371,836
		Entertainment: 0.6%
1,278,500		Regal Entertainment Group	15,751,120
			15,751,120
		Food: 2.5%
370,400		General Mills, Inc.	23,846,352
317,500		JM Smucker Co.	16,830,675
446,100		Kellogg Co.	21,961,503
			62,638,530
		Healthcare - Products: 2.9%
629,377	@@	Covidien PLC	27,226,849
297,760		Johnson & Johnson	18,130,606
684,800	@	St. Jude Medical, Inc.	26,714,048
			72,071,503
		Healthcare - Services: 0.9%
799,400		Aetna, Inc.	22,247,302
			22,247,302
		Home Furnishings: 0.7%
488,512		Harman International Industries, Inc.	16,550,787
			16,550,787
		Insurance: 4.3%
1,349,000		Principal Financial Group, Inc.	36,949,110
500,485		Reinsurance Group of America, Inc.	22,321,631
896,200	@@	Willis Group Holdings Ltd.	25,290,764
1,423,900	@@	XL Capital, Ltd.	24,861,294
			109,422,799

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Iron/Steel: 1.0%
571,500	L	United States Steel Corp.	$25,357,455
			25,357,455
		Machinery - Construction & Mining: 0.1%
176,566	@	Terex Corp.	3,686,981
			3,686,981
		Machinery - Diversified: 1.6%
674,900	@	AGCO Corp.	18,647,487
445,030		Roper Industries, Inc.	22,687,629
			41,335,116
		Media: 2.3%
2,833,800		CBS Corp. - Class B	34,147,290
762,743	@	Liberty Media Corp. - Entertainment	23,728,935
			57,876,225
		Mining: 1.7%
411,800	@@, L	BHP Billiton Ltd. ADR	27,182,918
220,600		Freeport-McMoRan Copper & Gold, Inc.	15,135,366
			42,318,284
		Miscellaneous Manufacturing: 4.5%
2,828,281		General Electric Co.	46,440,374
972,200		Honeywell International, Inc.	36,117,230
972,500	@@	Ingersoll-Rand PLC	29,826,575
			112,384,179
		Oil & Gas: 11.0%
354,900		Apache Corp.	32,590,467
321,300	@, @@	EnCana Corp.	18,510,093
1,676,615		ExxonMobil Corp.	115,032,555
1,189,655	@@	Nexen, Inc.	26,850,513
597,200	@@	Royal Dutch Shell PLC ADR - Class A	34,153,868
448,600	@	Transocean, Ltd.	38,368,758
284,300		XTO Energy, Inc.	11,747,276
			277,253,530
		Oil & Gas Services: 0.9%
396,800		Schlumberger Ltd.	23,649,280
			23,649,280
		Packaging & Containers: 2.5%
1,497,479		Packaging Corp. of America	30,548,572
594,832		Silgan Holdings, Inc.	31,365,491
			61,914,063
		Pharmaceuticals: 6.3%
808,750		Abbott Laboratories	40,008,863
578,000		McKesson Corp.	34,419,900
3,400,300		Pfizer, Inc.	56,274,965
571,962	@@	Teva Pharmaceutical Industries Ltd. ADR	28,918,399
			159,622,127
		Retail: 4.3%
820,400	L	Abercrombie & Fitch Co.	26,974,752
413,800		Home Depot, Inc.	11,023,632
1,343,042		Macy’s, Inc.	24,564,238
1,264,700		Staples, Inc.	29,366,334
315,600		Wal-Mart Stores, Inc.	15,492,804
			107,421,760
		Semiconductors: 3.9%
888,100		Applied Materials, Inc.	11,900,540
1,702,600		Intel Corp.	33,319,882
825,800		Linear Technology Corp.	22,816,854
2,728,692	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,906,464
			97,943,740
		Software: 2.8%
1,055,361		Microsoft Corp.	27,323,296
2,040,350		Oracle Corp.	42,520,894
			69,844,190
		Telecommunications: 6.5%
3,252,700	@	Cisco Systems, Inc.	76,568,558
677,750		Qualcomm, Inc.	30,485,195
1,878,700		Verizon Communications, Inc.	56,868,249
			163,922,002
		Total Common Stock
		(Cost $1,993,153,119)	2,417,124,459

Principal Amount			Value
CORPORATE BONDS/NOTES: 0.0%
		Electric: 0.0%
$20,000,000	L, I	Mirant Corp. - Escrow , due 06/15/21	$—
10,000,000	I	Southern Energy - Escrow, 0.000%, due 07/15/49	—
		Total Corporate Bonds/Notes
		(Cost $-)	—
		Total Long-Term Investments
		(Cost $1,993,153,119)	2,417,124,459

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 4.5%
		Affiliated Mutual Fund: 3.6%
91,985,000	S	ING Institutional Prime Money Market Fund - Class I		$91,984,999
		Total Mutual Fund
		(Cost $91,984,999)		91,984,999

Principal Amount				Value
		Securities Lending Collateral(cc): 0.9%
$21,763,007		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$21,763,007
422,017		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		337,614
		Total Securities Lending Collateral
		(Cost $22,185,024)		22,100,621
		Total Short-Term Investments
		(Cost $114,170,023)		114,085,620
		Total Investments in Securities
		(Cost $2,107,323,142)*	100.5%	$2,531,210,079
		Other Assets and Liabilities - Net	(0.5)	(11,736,293)
		Net Assets	100.0%	$2,519,473,786

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	I	Illiquid security.
	*	Cost for federal income tax purposes is $2,184,242,614.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$442,400,978
		Gross Unrealized Depreciation		(95,433,513)
		Net Unrealized Appreciation		$346,967,465

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs++	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Aerospace/Defense	$18,986,875	$—	$—	$18,986,875
Agriculture	30,126,292	—	—	30,126,292
Apparel	28,430,930	—	—	28,430,930
Auto Manufacturers	16,742,943	—	—	16,742,943
Auto Parts & Equipment	32,209,694	—	—	32,209,694
Banks	257,383,635	—	—	257,383,635
Beverages	70,396,357	—	—	70,396,357
Biotechnology	15,045,340	—	—	15,045,340
Computers	168,765,127	—	—	168,765,127
Cosmetics/Personal Care	95,897,681	—	—	95,897,681
Distribution/Wholesale	12,677,368	—	—	12,677,368
Diversified Financial Services	—	17,037,792	—	17,037,792
Electric	42,841,616	—	—	42,841,616
Electronics	67,371,836	—	—	67,371,836
Entertainment	15,751,120	—	—	15,751,120
Food	62,638,530	—	—	62,638,530
Healthcare - Products	72,071,503	—	—	72,071,503
Healthcare - Services	22,247,302	—	—	22,247,302
Home Furnishings	16,550,787	—	—	16,550,787
Insurance	109,422,799	—	—	109,422,799
Iron/Steel	25,357,455	—	—	25,357,455
Machinery - Construction & Mining	3,686,981	—	—	3,686,981
Machinery - Diversified	41,335,116	—	—	41,335,116
Media	57,876,225	—	—	57,876,225
Mining	42,318,284	—	—	42,318,284
Miscellaneous Manufacturing	112,384,179	—	—	112,384,179
Oil & Gas	277,253,530	—	—	277,253,530
Oil & Gas Services	23,649,280	—	—	23,649,280
Packaging & Containers	61,914,063	—	—	61,914,063
Pharmaceuticals	159,622,127	—	—	159,622,127
Retail	107,421,760	—	—	107,421,760
Semiconductors	97,943,740	—	—	97,943,740
Software	69,844,190	—	—	69,844,190
Telecommunications	163,922,002	—	—	163,922,002
Total Common Stock	2,400,086,667	17,037,792	—	2,417,124,459
Short-Term Investments	113,748,006	337,614	—	114,085,620
Total Investments, at value	$2,513,834,673	$17,375,406	$—	$2,531,210,079

Other Financial Instruments++ :
Futures	556,626	—	—	556,626
Total Assets	$2,514,391,299	$17,375,406	$—	$2,531,766,705

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

++ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Growth and Income Portfolio Open Futures Contracts on September 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500	194	12/17/09	$556,626
			$556,626

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$556,626
Total	$556,626

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Funds
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 24, 2009